PROPERTY, PLANT AND EQUIPMENT (Details 6)	12 Months Ended
Dec. 31, 2018 Aircraft
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	77
Manufacturer [Member] | Not Later Than One Year [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	15
Manufacturer [Member] | 2020 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	11
Manufacturer [Member] | 2021 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	15
Manufacturer [Member] | 2022 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	11
Manufacturer [Member] | 2023-2026 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	25
Manufacturer [Member] | Airbus SAS [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	67
Manufacturer [Member] | Airbus SAS [Member] | Not Later Than One Year [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	13
Manufacturer [Member] | Airbus SAS [Member] | 2020 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	9
Manufacturer [Member] | Airbus SAS [Member] | 2021 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	13
Manufacturer [Member] | Airbus SAS [Member] | 2022 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	11
Manufacturer [Member] | Airbus SAS [Member] | 2023-2026 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	21
Manufacturer [Member] | Airbus A320-NEO
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	32
Manufacturer [Member] | Airbus A320-NEO | Not Later Than One Year [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	9
Manufacturer [Member] | Airbus A320-NEO | 2020 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	5
Manufacturer [Member] | Airbus A320-NEO | 2021 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	6
Manufacturer [Member] | Airbus A320-NEO | 2022 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	5
Manufacturer [Member] | Airbus A320-NEO | 2023-2026 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	7
Manufacturer [Member] | Airbus A321-NEO [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	19
Manufacturer [Member] | Airbus A321-NEO [Member] | 2020 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	4
Manufacturer [Member] | Airbus A321-NEO [Member] | 2021 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	5
Manufacturer [Member] | Airbus A321-NEO [Member] | 2022 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	4
Manufacturer [Member] | Airbus A321-NEO [Member] | 2023-2026 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	6
Manufacturer [Member] | Airbus A350-1000 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	8
Manufacturer [Member] | Airbus A350-1000 [Member] | 2023-2026 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	8
Manufacturer [Member] | Airbus A350-900 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	8
Manufacturer [Member] | Airbus A350-900 [Member] | Not Later Than One Year [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	4
Manufacturer [Member] | Airbus A350-900 [Member] | 2021 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	2
Manufacturer [Member] | Airbus A350-900 [Member] | 2022 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	2
Manufacturer [Member] | The Boeing Company [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	10
Manufacturer [Member] | The Boeing Company [Member] | Not Later Than One Year [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	2
Manufacturer [Member] | The Boeing Company [Member] | 2020 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	2
Manufacturer [Member] | The Boeing Company [Member] | 2021 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	2
Manufacturer [Member] | The Boeing Company [Member] | 2023-2026 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	4
Manufacturer [Member] | Boeing 777 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	2
Manufacturer [Member] | Boeing 777 [Member] | 2023-2026 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	2
Manufacturer [Member] | Boeing 787-9 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	8
Manufacturer [Member] | Boeing 787-9 [Member] | Not Later Than One Year [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	2
Manufacturer [Member] | Boeing 787-9 [Member] | 2020 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	2
Manufacturer [Member] | Boeing 787-9 [Member] | 2021 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	2
Manufacturer [Member] | Boeing 787-9 [Member] | 2023-2026 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	2